702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

RYDEX SERIES FUNDS

Supplement dated July 8, 2022 to the currently effective Class A, Class C and Institutional Class Shares Statutory Prospectus and Investor Class and Class H Shares Statutory Prospectus (each, a “Statutory Prospectus” and together, the “Statutory Prospectuses”) and Statement of Additional Information (the “SAI”), each dated August 1, 2021, as supplemented, for each series of the Trust (except the Commodities Strategy Fund, Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) (each, a “Fund” and collectively, the “Funds”).

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAI and should be read in conjunction with the Statutory Prospectuses and SAI.

Effective immediately, Mr. Ryan Harder no longer serves as a portfolio manager of the Funds. Mr. Michael P. Byrum continues to manage each Fund and is joined by Messrs. Brendan Cain, Spencer Crane and Scott Miller, each of which serves as a portfolio manager of each Fund. Mr. Adrian Bachman also joins Messrs. Byrum, Cain, Crane, and Miller as a portfolio manager of each Rydex Sector Fund and the Real Estate Fund. Therefore, effective immediately, the changes described below are made to the Funds’ Statutory Prospectuses and SAI. The portfolio management changes described in this supplement will not affect the Funds’ investment objectives or principal investment strategies and are not expected to affect the day-to-day management of the Funds.

I.	STATUTORY PROSPECTUS CHANGES

•

Rydex Domestic Equity - Broad Market Funds, Rydex Domestic Equity - Style Box Funds, Rydex International Equity Funds, Rydex Fixed Income Funds, Rydex Specialty Funds (except for the Real Estate Fund), and Rydex Money Market Fund (for a full list of Funds included in each fund category, please see the cover page of each Statutory Prospectus)

In each Fund’s “Fund Summary” section, the information under the heading “Portfolio Managers” is deleted in its entirety and replaced with the information below.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager. Mr. Byrum has been associated with the Advisor since 1993.
•	Brendan Cain, CFA, Vice President and Portfolio Manager. Mr. Cain has been associated with the Adviser since 2006.
•	Spencer Crane, CFA, Vice President and Portfolio Manager. Mr. Crane has been associated with the Adviser since 2012.
•	Scott Miller, Vice President and Portfolio Manager. Mr. Miller has been associated with the Adviser since 2008.

•	Sector Funds and Real Estate Fund (for a full list of Rydex Sector Funds, please see the cover page of each Statutory Prospectus)

In each Fund’s “Fund Summary” section, the information under the heading “Portfolio Managers” is deleted in its entirety and replaced with the information below.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager. Mr. Byrum has been associated with the Advisor since 1993.
•

Adrian Bachman, CFA, Director and Portfolio Manager. Mr. Bachman has most recently been associated with the Advisor since 2014. Mr. Bachman also was associated with the Advisor for an eleven-year period prior to 2008.

•	Brendan Cain, CFA, Vice President and Portfolio Manager. Mr. Cain has been associated with the Adviser since 2006.
•	Spencer Crane, CFA, Vice President and Portfolio Manager. Mr. Crane has been associated with the Adviser since 2012.
•	Scott Miller, Vice President and Portfolio Manager. Mr. Miller has been associated with the Adviser since 2008.

•	Class A, Class C and Institutional Class Shares Statutory Prospectus

The first paragraph under the “Management of the Funds – Portfolio Management” section is deleted in its entirety and replaced with the paragraph below.

The Funds are managed by teams of investment professionals. Messrs. Michael P. Byrum, Brendan Cain, Spencer Crane and Scott Miller are jointly and primarily responsible for the day-to-day management of each Fund, with the exception of the Guggenheim Long Short Equity Fund. Mr. Adrian Bachman also is primarily responsible for the day-to-day management of each Sector Fund and the Real Estate Fund. Messrs. Samir Sanghani and Burak Hurmeydan are jointly and primarily responsible for the day-to-day management of the Guggenheim Long Short Equity Fund. Biographical information for each portfolio manager is set forth below.

•	Investor Class and Class H Shares Statutory Prospectus

The first paragraph under the “Management of the Funds – Portfolio Management” section is deleted in its entirety and replaced with the paragraph below.

The Funds are managed by teams of investment professionals. Messrs. Michael P. Byrum, Brendan Cain, Spencer Crane and Scott Miller are jointly and primarily responsible for the day-to-day management of each Fund. Mr. Adrian Bachman also is jointly and primarily responsible for the day-to-day management of each Sector Fund and the Real Estate Fund. Biographical information for each portfolio manager is set forth below.

•	Class A, Class C and Institutional Class Shares Statutory Prospectus and Investor Class and Class H Shares Statutory Prospectus

In the “Management of the Funds – Portfolio Management” section, the biographical information currently included for Mr. Harder is deleted in its entirety and replaced with the biographical information for Messrs. Bachman, Cain, Crane and Miller included below.

Adrian Bachman, CFA, Director and Portfolio Manager—Mr. Bachman is a portfolio manager at Guggenheim and joined the firm in 2014. In addition to his portfolio management responsibilities, he also conducts research on various quantitative equity strategies. Before joining Guggenheim, Mr. Bachman spent six years at Arrow Investment Advisors. As portfolio manager at Arrow, he aided in the management of various alternative and equity funds and served on the firm’s investment committees. Before that, Mr. Bachman spent eleven years at Rydex Investments, now a part of Guggenheim. As portfolio manager, Mr. Bachman managed a sector rotation strategy and several sector funds and aided in the management of other tradable Rydex funds. Mr. Bachman has a B.S. in finance and international business from the University of Maryland, College Park, and has earned the Chartered Financial Analyst® designation.

Brendan Cain, CFA, Vice President and Portfolio Manager—Mr. Cain is a Portfolio Manager at Guggenheim Investments and joined the firm in 2006. He helps manage the firm’s Rydex suite of mutual funds, including benchmark and rule-based equity, fixed income, commodity, and alternative strategies. He also analyzes fund cash flows and makes asset allocation decisions based on benchmark, derivatives performance, and shareholder activity. Previously, he was assistant portfolio manager and, before that, senior investment valuation analyst at Guggenheim. Mr. Cain has a B.A. in economics from Gettysburg College in Gettysburg, Pennsylvania. He has earned the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Washington, DC.

Spencer Crane, CFA, Vice President and Portfolio Manager—Mr. Crane is a Portfolio Manager at Guggenheim Investments and joined the firm in 2012. He helps manage the firm’s Rydex suite of mutual funds, including benchmark and rule-based equity, fixed income, commodity, and alternative strategies. He also analyzes fund cash flows and makes asset allocation decisions based on benchmark, derivatives performance, and shareholder activity. Previously, he was assistant portfolio manager and, before that, senior investment valuation analyst at Guggenheim. Before joining Guggenheim, Mr. Crane was a management analyst with BCS, Inc., which was a contractor for the U.S. Department of Energy. Mr. Crane has a B.S. in finance from the Indiana University of Pennsylvania. He has earned the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Washington, DC.

Scott Miller, Vice President and Portfolio Manager—Mr. Miller is a Portfolio Manager at Guggenheim Investments and joined the firm in 2008. He helps manage the firm’s Rydex suite of mutual funds, including benchmark and rule-based equity, fixed income, commodity, and alternative strategies. He also produces quantitative analyses and builds analytical tools that enhance the team’s ability to manage a diverse product line-up, track and mitigate risk, and capture trading and investment opportunities. Before joining Guggenheim, he worked for Catalyst Rx, State Street Corporation, and

Institutional Shareholder Services. He has a B.A. in economics from Boston University and an MBA from Cornell University.

II.	SAI CHANGES

•

In the “Management of the Funds – Portfolio Managers” section of the SAI, the information below for Messrs. Bachman, Cain, Crane and Miller is added to the table under the sub-heading “Other Accounts Managed by Portfolio Managers.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Adrian Bachman*	2	$117	0	N/A	0	N/A

Brendan Cain*	0	N/A	0	N/A	0	N/A

Spencer Crane*	0	N/A	0	N/A	0	N/A

Scott Miller*	0	N/A	0	N/A	0	N/A

* Information provided is as of March 31, 2022.

None of the accounts managed by the portfolio managers are subject to performance-based advisory fees.

•

In the “Management of the Funds – Portfolio Managers” section of the SAI, the information below for Messrs. Bachman, Cain, Crane and Miller is added to the table under the sub-heading “Fund Shares Owned by Portfolio Managers.”

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Adrian Bachman*	None	None
Brendan Cain*	None	None
Spencer Crane*	Monthly Rebalance NASDAQ-100® 2x Strategy Fund	$1-$10,000
Scott Miller*	None	None

* Information provided as of March 31, 2022.

Please retain this supplement for future reference.

RSF-SUPP-STATSAI-0821-0722x0822

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

RYDEX SERIES FUNDS

Domestic Equity – Broad Market Funds

Domestic Equity – Style Box Funds

International Equity Funds

Strengthening Dollar 2x Strategy Fund

Weakening Dollar 2x Strategy Fund

Fixed Income Funds

U.S. Government Money Market Fund

Supplement dated July 8, 2022 to the currently effective Class A, Class C and Institutional Class Shares Summary Prospectuses and Investor Class and Class H Shares Summary Prospectuses, each dated August 1, 2021 (each a “Summary Prospectus” and collectively, the “Summary Prospectuses”) for the Funds listed above (each, a “Fund” and collectively, the “Funds”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and should be read in conjunction with the Summary Prospectuses.

Effective immediately, Mr. Ryan Harder no longer serves as a portfolio manager of the Funds. Mr. Michael P. Byrum continues to manage each Fund and is joined by Messrs. Brendan Cain, Spencer Crane and Scott Miller, each of which serves as a portfolio manager of each Fund. Therefore, effective immediately, in the “Fund Summary” section of each Fund’s Summary Prospectuses, the information under the heading “Portfolio Managers” is deleted in its entirety and replaced with the information below.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager. Mr. Byrum has been associated with the Advisor since 1993.
•	Brendan Cain, CFA, Vice President and Portfolio Manager. Mr. Cain has been associated with the Adviser since 2006.
•	Spencer Crane, CFA, Vice President and Portfolio Manager. Mr. Crane has been associated with the Adviser since 2012.
•	Scott Miller, Vice President and Portfolio Manager. Mr. Miller has been associated with the Adviser since 2008.

The portfolio management changes described in this supplement will not affect the Funds’ investment objectives or principal investment strategies and are not expected to affect the day-to-day management of the Funds.

Please retain this supplement for future reference.

RF-BMDE-SUPS-SUMPRO-0722x0822

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

RYDEX SERIES FUNDS

Sector Funds

Real Estate Fund

Supplement dated July 8, 2022 to the currently effective Class A, Class C and Institutional Class Shares Summary Prospectuses and Investor Class and Class H Shares Summary Prospectuses, each dated August 1, 2021 (each a “Summary Prospectus” and collectively, the “Summary Prospectuses”) for the Funds listed above (each, a “Fund” and collectively, the “Funds”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and should be read in conjunction with the Summary Prospectuses.

Effective immediately, Mr. Ryan Harder no longer serves as a portfolio manager of the Funds. Mr. Michael P. Byrum continues to manage each Fund and is joined by Messrs. Adrian Bachman, Brendan Cain, Spencer Crane and Scott Miller, each of which serves as a portfolio manager of each Fund. Therefore, effective immediately, in the “Fund Summary” section of each Fund’s Summary Prospectuses, the information under the heading “Portfolio Managers” is deleted in its entirety and replaced with the information below.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager. Mr. Byrum has been associated with the Advisor since 1993.
•

Adrian Bachman, CFA, Director and Portfolio Manager. Mr. Bachman has most recently been associated with the Advisor since 2014. Mr. Bachman also was associated with the Advisor for an eleven-year period prior to 2008.

•	Brendan Cain, CFA, Vice President and Portfolio Manager. Mr. Cain has been associated with the Adviser since 2006.
•	Spencer Crane, CFA, Vice President and Portfolio Manager. Mr. Crane has been associated with the Adviser since 2012.
•	Scott Miller, Vice President and Portfolio Manager. Mr. Miller has been associated with the Adviser since 2008.

The portfolio management changes described in this supplement will not affect the Funds’ investment objectives or principal investment strategies and are not expected to affect the day-to-day management of the Funds.

Please retain this supplement for future reference.

RSF-REF-SUP-SUMPRO-0722x0822